ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS
Advance from buyers collected on behalf of sellers	$ 21,204	¥ 147,923	¥ 270,347